DEFERRED EXPENSES - RIGHT OF USE (Schedule of Deferred Expenses - Right of Use) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Balance	₪ 538
Balance	521	₪ 538
Right-of-use assets [Member]
Disclosure of detailed information about intangible assets [line items]
Current	26	26
Non-current	118	102
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	3,173	3,069	₪ 3,050
Share in PHI's accounts included as of Jan 1, 2019		173
Additional payments	194	160	162
Balance	3,230	3,173	3,069
Cost [Member] | Right-of-use assets [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	618	736	629
Share in PHI's accounts included as of Jan 1, 2019		(169)
Additional payments	47	51	107
Balance	665	618	736
Accumulated amortization and impairment [Member] | Right-of-use assets [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	490	500	453
Share in PHI's accounts included as of Jan 1, 2019		(38)
Amortization	31	28	47
Balance	521	490	500
Carrying amounts, net [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	538	617
Balance	521	538	617
Carrying amounts, net [Member] | Right-of-use assets [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	128	236
Balance	₪ 144	₪ 128	₪ 236